Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended	12 Months Ended
	May 25, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basis of Presentation and Summary of Significant Accounting Policies
Cash equivalents		$ 0	$ 0	$ 0
Maturity term of U.S. government securities			185 days
Cash, FDIC insured amount			$ 250,000	250,000
Unrecognized tax benefits		0	0	0
Unrecognized tax benefits accrued for interest and penalties		$ 0	$ 0	$ 0
IPO [Member]
Basis of Presentation and Summary of Significant Accounting Policies
Number of units sold in Initial Public Offering (in shares)	15,000,000
Anti-dilutive securities attributable to warrants (in shares)			8,153,833
IPO [Member] | Common Stock
Basis of Presentation and Summary of Significant Accounting Policies
Number of units sold in Initial Public Offering (in shares)		8,153,833	17,161,500
Common stock shares subject to possible redemption		17,161,500